Stock options (Schedule of detailed information about number and weighted average exercise prices of share options) (Details)	12 Months Ended
	Oct. 31, 2025 share $ / shares	Oct. 31, 2024 share $ / shares
Stock Options [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | share	8,750,000	9,775,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 0.06	$ 0.06
Number of share options expired in share-based payment arrangement | share		(1,025,000)
Weighted average exercise price of share options expired in share-based payment arrangement | $ / shares		$ 0.12
Number of share options outstanding in share-based payment arrangement at end of period | share	8,750,000	8,750,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 0.06	$ 0.06